Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2024
Current prepayments [abstract]
PREPAID AND OTHER CURRENT ASSETS
6.	PREPAID AND OTHER CURRENT ASSETS

	December 31,	December 31,
	2024	2023
Prepaid insurance	$196,843	$478,116
Other prepaid expense	89,955	327,538
Prepaid stock compensation	607,653	-
Security deposits	127,294	135,061
VAT receivable	162,930	260,955
Other assets	-	108
	$1,184,675	$1,201,778

For the year ended December 31, 2024, 2023 and 2022, the Company recorded bad debt reserve of $16,261, $53,295 and $0 for VAT receivables.